Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Relationship between Related Parties and Ku6 Media Co., Ltd.
Entity	Relationship to Ku6 Media Co., Ltd.
Shanda Interactive Entertainment Limited (“Shanda”)	Controlling shareholder
Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”)	Wholly owned affiliate of Shanda
Shanghai Shulong Computer Technology Co., Ltd. (“Shanghai Shulong Computer”)	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Technology Co., Ltd. (“Shanghai Shulong”)	Consolidated affiliate of Shanda Games Limited
Chengdu Jisheng Technology Co., Ltd. (“Chengdu Jisheng”)	Wholly owned affiliate of Shanda
Shanghai Shengyue Advertising Co., Ltd. (“Shengyue”)	Wholly owned affiliate of Shanda until April 2014 (not related party thereafter)
Shanda Media Group Ltd. (“Shanda Media”)	Wholly owned affiliate of Shanda
Shanda Capital Limited. (“Shanda Capital”)	Wholly owned affiliate of Shanda
Shanda Games Ltd. (“Shanda Games”)	Affiliate under common control of Shanda
Hurray! Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanghai Shengle Information Technology Co.,Ltd	Wholly owned affiliate of Shanda
Shanghai Shengda Network Development Co.,Ltd	Wholly owned affiliate of Shanda
Seed Music Group Limited	Significant influence exercised by Shanda

Schedule of Significant Related Party Transactions
	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Related party transactions in continuing operations:
Advertising revenue received from companies under common control by Shanda	8,076,155	12,481,927	12,404,031
Technical service fees reported in cost of revenues paid to companies under common control by Shanda	—	—	335,504
Promotion service fees reported in cost of revenues paid to companies under common control by Shanda	379,465	—	—
Purchase of equipment from companies under common control by Shanda	—	—	188,334
Loan borrowing from Shanghai Shulong Computer Technology Co., Ltd.	6,832,012	—	—
Loan borrowing from Shanghai Shulong Technology Co., Ltd.	6,503,884	—	—
Loan repayment received from Shanda Games Limited	—	13,900,000	3,300,000
Loan repayment paid to Shanghai Shulong Computer Technology Co., Ltd.	—	6,769,544	—
Loan repayment to Shanghai Shulong Technology Co., Ltd.	3,189,527	3,135,076	3,303,760
Loan to Shanda Games Limited	14,000,000	—	—
Loan to Shanda Capital Limited	—	470,000	13,865
Loan interest income from Shanda Games Limited	108,019	246,178	14,236
Loan interest income from Shanda Capital Limited	—	10,575	14,620
Convertible Bond issued to Shanda Media (Note 1)	50,000,000	—	—
Convertible Bond redeemed from Shanda Media (Note 1)	50,000,000	—	—
Interest expense for loan from companies under common control by Shanda	688,952	448,011	16,365
Interest expense of Convertible Bond issued to Shanda Media (Note 1)	375,000	—	—

Schedule of Accounts Receivable Balances Due from Related Parties
	December 31, 2012	December 31, 2013

Shanghai Shengyue Advertising Co., Ltd.	4,333,797	6,313,489
Other companies under common control by Shanda	65,240	208,495
	4,399,037	6,521,984

Schedule of Accounts Payable Balances Due to Related Parties
	December 31, 2012	December 31, 2013

Shanghai Shengle Information Technology Co., Ltd.	—	190,837
Shanghai Shengda Network Development Co.,Ltd	—	355,820
Other companies under common control by Shanda	—	11
	—	546,668

Schedule of Other Receivables Balances Due from Related Parties
	December 31, 2012	December 31, 2013
Other receivables due from related parties
Shanda Games Limited	3,389,567	—
Hurray! Media Co., Ltd. (Note 20)	1,246,641	1,246,641
Seed Music Group Limited (Note 10)	980,000	—
Shanda Capital Limited	480,575	495,196
Other companies under common control by Shanda	—	45,668
	6,096,783	1,787,505

Schedule of Other Payables Balances Due to Related Parties
	December 31, 2012	December 31, 2013
Other payables due to related parties
Shanghai Shulong Technology Co. Ltd	3,404,497	—
Other related party	375,000	375,000
	3,779,497	375,000